UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22861

PINE GROVE ALTERNATIVE FUND
452 Fifth Avenue, 26th Floor
New York, NY  10018
212-649-6600

Matthew Stadtmauer, Chief Executive Officer
Pine Grove Alternative Fund
452 Fifth Avenue, 26th Floor
New York, NY  10018

Date of fiscal year end: March 31

Date of reporting period: April 1, 2016 – June 30, 2016

Item 1.  Schedule of Investments.

Pine Grove Alternative Fund
Schedule of Investments (Unaudited)
As of June 30, 2016

				Fair Value as a % of
Portfolio Holding	Shares	Cost	Fair Value	Net Assets
Mutual Fund
Pine Grove Alternative Institutional Fund ("Master Fund")	7,504	$7,704,947	$7,032,911	100.7%
Other Assets & Liabilities, Net			(45,923)	(0.7)
Net Assets			$6,986,988	100.0%

See Accompanying Notes to Schedule of Investments. 1

Pine Grove Alternative Fund
Notes to Schedule of Investments (Unaudited)
June 30, 2016

Note 1. Organization
Pine Grove Alternative Fund (the "Feeder Fund") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed end management investment company (the "Trust"), formed on June 21, 2013.  The Feeder Fund is offering on a continuous basis up to 100,000 shares of beneficial interest at net asset value per share.  The Feeder Fund's investment objective is to seek long-term capital appreciation. The Feeder Fund pursues its investment objective through investing substantially all of its assets in Pine Grove Alternative Institutional Fund (the "Master Fund").  As of June 30, 2016, the Feeder Fund represented 9.8% of the Master Fund's net assets. The Feeder Fund commenced operations on January 1, 2014.
The investment adviser of the Feeder Fund and the Master Fund is FRM Investment Management (USA) LLC (formerly known as Pine Grove Asset Management LLC) (the "Investment Adviser"), a registered investment adviser with the U.S. Securities Exchange Commission ("SEC") and a registered commodity pool operator with the Commodity Futures Trading Commission ("CFTC").  The Board of Trustees (the "Board" and each member a "Trustee") of the Feeder Fund and the Master Fund supervises the conduct of the Feeder Fund's and Master Fund's affairs and pursuant to an investment advisory agreement, has engaged the Investment Adviser to manage the Feeder Fund's and Master Fund's day-to-day investment activities.
Note 2. Fair Value
Investment in Master Fund – The Feeder Fund records its investment in the Master Fund at fair value which is represented by the Feeder Fund's shares held in the Master Fund valued at the net asset value per share.  Valuation of the investments held by the Master Fund is discussed in the notes to the Master Fund's financial statements which are attached and are an integral part of these financial statements.  Please refer to the accounting policies disclosed in the financial statements of the Master Fund for additional information regarding significant policies that affect the Feeder Fund.

Pine Grove Alternative Institutional Fund
Schedule of Investments (Unaudited)
As of June 30, 2016

				Fair Value	Redemptions
Portfolio Funds	Shares	Cost	Fair Value	as a % of Net Assets	Permitted	Notice Period (Days)

Private Investment Funds
Credit Long/Short
Anchorage Capital Partners Offshore, Ltd.	3,214	$3,402,765	$3,453,728	4.8%	Quarterly	60
Aristeia International Limited	3,567	3,852,119	3,624,826	5.0	Annually	90
Candlewood Puerto Rico SP	725	725,000	649,671	0.9	Quarterly	180
Candlewood Structured Credit Harvest Fund Ltd	234	2,996,337	2,920,106	4.1	Quarterly	90
Fir Tree Capital Opportunity Fund II, Ltd.	13	197,805	187,845	0.3	Quarterly/ Annually	60
Halcyon Offshore Asset-Backed Value Fund Ltd.	588	1,338,631	1,374,040	1.9	Quarterly	90
King Street Capital, Ltd.	16,246	2,529,276	2,577,281	3.6	Quarterly	65
LibreMax Offshore Fund, Ltd.	2,391	3,093,084	3,051,383	4.3	Quarterly	90
Luxor Capital Partners Offshore Liquidating SPV, Ltd.	55	55,383	55,028	0.1	Other*
Metacapital Mortgage Value Fund, Ltd.	1,515	1,750,727	1,686,993	2.3	Quarterly	60
One William Street Capital Offshore Fund, Ltd.	2,200	2,200,000	2,242,966	3.1	Quarterly	90
Serengeti Segregated Portfolio Company Ltd	113	114,182	125,998	0.2	Annually	85
Silver Point Capital Offshore Fund, Ltd.	349	3,491,714	3,512,817	4.9	Annually	90
Sound Point Beacon Offshore Fund, Ltd.	840	843,897	824,561	1.2	Semi-Annually	90
Southpaw Credit Opportunity Fund (FTE) Ltd	22,302	2,598,410	2,588,804	3.6	Quarterly	60
Tilden Park Offshore Investment Fund Ltd	1,550	2,947,662	2,962,696	4.1	Quarterly	90
Tourmalet Matawin Offshore Fund, L.P.	70,016	69,008	74,282	0.1	Other*
Whitebox Credit Fund, Ltd.	2,631	3,072,877	3,033,967	4.2	Quarterly	60
Wingspan Overseas Fund, Ltd.	1,650	1,650,000	1,187,927	1.7	Quarterly	90
		36,928,877	36,134,919	50.4

Equity Long/Short
Gotham Targeted Neutral, Ltd.	1,750	1,750,000	1,592,582	2.2	Monthly	30

See Accompanying Notes to Schedule of Investments  1

Pine Grove Alternative Institutional Fund
Schedule of Investments (Unaudited)
As of June 30, 2016

				Fair Value	Redemptions
Portfolio Funds	Shares	Cost	Fair Value	as a % of Net Assets	Permitted	Notice Period (Days)

Port Meadow Fund	2,000	$2,000,000	$1,823,460	2.6%	Quarterly	60
Tourbillon Global Equities Ltd	700	700,000	593,577	0.8	Quarterly	60
		4,450,000	4,009,619	5.6

Relative Value
Astellon Special Opportunities Fund	17,766	2,508,142	2,386,688	3.3	Monthly	60
Basso Investors Ltd	2,037	3,969,919	4,079,101	5.7	Quarterly	60
Jet Capital Concentrated Offshore Fund, Ltd.	4,154	4,153,527	3,742,658	5.2	Monthly	30
PSAM Merger Fund Limited	1,770	1,715,117	1,802,526	2.5	Monthly	30
PSAM WorldArb Fund Limited	10,147	3,418,242	3,333,327	4.6	Monthly	45
Sensato Asia Pacific Offshore Fund, Ltd.	2,415	2,414,716	2,159,258	3.0	Monthly	60
Whitebox Relative Value Fund, Ltd.	2,382	3,419,015	3,842,166	5.4	Quarterly	60
		21,598,678	21,345,724	29.7

Other
Harbringer Class L Holdings (Cayman), Ltd.	1	2,095	3,229	-	Other*
Harbringer Class PE Holdings (Cayman), Ltd.	74	28,113	30,609	-	Other*
		30,208	33,838	-
Total Private Investment Funds		$63,007,763	$61,524,100	85.7%

Mutual Fund
JPMorgan Liquidity Funds – US Dollar Treasury Liquidity Fund	42	426,098	426,157	0.6

Total Investments		$63,433,861	$61,950,257	86.3%
Other Assets & Liabilities, Net			9,839,809	13.7%
Net Assets			$71,790,066	100.0%

*	The private investment funds do not have set redemption time frames but are liquidating investments and making distributions as underlying investments are sold.

See Accompanying Notes to Schedule of Investments. 2

Pine Grove Alternative Institutional Fund
Notes to Schedule of Investments (Unaudited)
June 30, 2016

Note 1. Organization
Pine Grove Alternative Institutional Fund (the "Master Fund") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed end management investment company (the "Trust"), formed on June 21, 2013. The Master Fund is offering on a continuous basis up to 200,000 shares of beneficial interest at net asset value per share.  Pine Grove Alternative Fund (the "Feeder Fund") invests substantially all of its assets in the Master Fund. As of June 30, 2016, the Feeder Fund represented 9.8% of the Master Fund's net assets. The Master Fund's investment objective is to seek long-term capital appreciation. The Master Fund commenced operations on January 1, 2014, after it acquired the net assets of Pine Grove Institutional Partners II Ltd. (the "Partnership").
The investment adviser of the Master Fund and the Feeder Fund is FRM Investment Management (USA) LLC (the "Investment Adviser"), a registered investment adviser with the U.S. Securities Exchange Commission ("SEC") and a registered commodity pool operator with the Commodity Futures Trading Commission ("CFTC"). The Board of Trustees (the "Board" and each member a "Trustee") of the Master Fund and the Feeder Fund supervises the conduct of the Master Fund's and Feeder Fund's affairs and pursuant to an investment advisory agreement, has engaged the Investment Adviser to manage the Master Fund's and Feeder Fund's day-to-day investment activities.
Note 2. Fair Value Hierarchy
The valuation of the Master Fund's investments is reviewed monthly by the valuation committee ("Valuation Committee").  The value of the Master Fund's net assets is determined as of the close of the Master Fund's business at the end of each month. The Board has approved procedures pursuant to which the Master Fund values its investments in private investment funds (commonly referred to as hedge funds) ("Private Investment Funds") at fair value, which ordinarily will be the value provided to the Master Fund by the Private Investment Funds' administrators or investment managers from time to time, usually monthly. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Fund in accordance with the Private Investment Fund's valuation policies and reported at the time of the Master Fund's valuation. Because most Private Investment Funds' administrators or investment managers will provide the Master Fund with their determinations of the month-end net asset value of their Private Investment Funds after the relevant month-end, the Master Fund expects to calculate its month-end net asset value and net asset value per share within 30 calendar days following the relevant month-end. In the event that a Private Investment Fund does not report a month-end value to the Master Fund

Pine Grove Alternative Institutional Fund
Notes to Schedule of Investments (Unaudited)
June 30, 2016

on a timely basis, the Master Fund would determine the fair value of such Private Investment Fund based on the most recent final or estimated value reported by the Private Investment Fund, as well as any other relevant information available at the time the Master Fund values its portfolio.
The Master Fund accounts for its investments in Private Investment Funds in accordance with relevant authoritative guidance, which defines fair value, establishes a framework for measuring fair value, and requires disclosures about fair value measurements.  The Master Fund's investments in Private Investment Funds are reflected in the Statement of Assets and Liabilities at fair value, with changes in unrealized gains (losses) resulting from changes in fair value reflected on the Statement of Operations as "Net change in unrealized depreciation of investments."  Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants (i.e., the exit price).
Relevant authoritative guidance permits the Master Fund, as a practical expedient, to measure the fair value of its investments in Private Investment Funds on the basis of the net asset value per share of such investments (or the equivalent) if the net asset value per share of such investments (or the equivalent) is calculated in a manner consistent with the measurement principles of applicable authoritative guidance as of the Master Fund's reporting date.  The fair value of the Master Fund's investments in Private Investment Funds is based on the information provided by such Private Investment Funds' management, which reflects the Master Fund's share of the fair value of the net assets of such Private Investment Funds (i.e., the practical expedient is used).  If the Valuation Committee determines, based on its own due diligence and investment valuation procedures, that alternative valuation techniques are more appropriate for any of the Master Fund's investments in Private Investment Funds, such investments may be fair valued by the Valuation Committee using other suitable sources.  The Valuation Committee did not fair value any investments during the reporting period ending June 30, 2016.
For investments other than Private Investment Funds for which the practical expedient is used for valuation, the Master Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Pine Grove Alternative Institutional Fund
Notes to Schedule of Investments (Unaudited)
June 30, 2016

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;
Level 2 – Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
The following table sets forth information about the level within the fair value hierarchy at which the Master Fund's investments, other than Private investment Funds, are measured at June 30, 2016:
	Level 1	Level 2	Level 3	Total
Mutual Fund	$-	$426,157	$-	$426,157

There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2016.

The following table outlines the redemption restriction period with regards to the Private Investment Funds' strategies.
Strategy	Fair Value[1]	Liquidation and Underlying Fund Side Pocket Investment[2] (A)	Redemptions in Restriction Period[3] (B)	Maximum Redemption Restriction Period. (Months)	Total (A)+(B)
Credit (a)	$36,134,919	$129,310	$6,592,534	11	$6,721,844
Equity Long/Short(b)	4,009,619	-	-	N/A	-
Relative Value (c)	21,345,724	-	287,391	2	287,391
Other (d)	33,838	33,838	-	N/A	33,838
Total	$61,524,100	$163,148	$6,879,925		$7,043,073

[1]	No unfunded commitments as of June 30, 2016.
[2]	Amounts represent Private Investment Funds which are in liquidation/harvest period and side pocket investments in certain underlying investment funds. For such investments, redemptions are permitted only upon liquidation or deemed realization of the underlying assets of the Private Investment Funds.
[3]	Investments in Private Investment Funds that cannot be redeemed and the range of remaining redemption restriction period as per the Private Investment Fund's governing legal documents is disclosed. The remaining restriction period for various investments may be less than as noted above depending on the investment timing.

Pine Grove Alternative Institutional Fund
Notes to Schedule of Investments (Unaudited)
June 30, 2016

(a)
Credit: Credit managers typically take long and short positions in fixed income instruments of companies across the credit spectrum. Some also buy structured products. These managers may also buy equities, usually in companies that have some issue (e.g., they just came out of bankruptcy) or are otherwise difficult to understand. These managers hedge by shorting stocks and bonds that they think have a lot more downside than upside, even if only during a crisis. One of the main risks in this strategy is the possibility of losses in the portfolio of long (or short) positions that are not offset by corresponding gains in the portfolio of short (or long) positions due to incorrect analysis of idiosyncratic factors.

(b)
Equity Long/Short: Equity Long/Short managers attempt to buy undervalued equities and short overvalued equities. Managers selected for investment by the Investment Adviser typically attempt to be either market neutral or have low net exposure to the equity markets. In this way, the manager is not relying on the market going up or down to make money. One of the main risks in this strategy is the possibility of losses in the portfolio of long (or short) positions that are not offset by corresponding gains in the portfolio of short (or long) positions. Short selling creates additional risk of limited upside and unlimited downside.

(c)
Relative Value: This class includes Portfolio Funds that focus on spread relationships between pricing components of financial assets or commodities. They seek to avoid assuming any outright market risk, although spread risk and tail risk may be significant. Relative Value sub-strategies may include volatility arbitrage, statistical arbitrage, event arbitrage, fixed income arbitrage and credit arbitrage.

(d)
Other: Other represents investments in private investment funds for which the Master Fund expects to receive the redemption proceeds upon sale of the underlying investments. The Master Fund has redeemed from these private investment funds and has received a majority of the redemption proceeds. The current portfolio of underlying investments held by such private investment companies is illiquid in nature and is not necessarily indicative of the active investment strategies of such private investment funds.

Note 3. Federal Income Tax
As of June 30, 2016, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes. The related net unrealized depreciation consists of the following:
Gross Unrealized Appreciation	$940,107
Gross Unrealized Depreciation	(2,423,711)
Net Unrealized Depreciation	$(1,483,604)

Item 2.  Controls and Procedures.
(a) The registrant's Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PINE GROVE ALTERNATIVE FUND

By: /s/ Matthew Stadtmauer
Matthew Stadtmauer, Chief Executive Officer

Date: 8/19/16
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Matthew Stadtmauer
Matthew Stadtmauer, Chief Executive Officer

Date: 8/19/16

By: /s/ Linzie Steinbach
Linzie Steinbach, Chief Financial Officer

Date: 8/19/16